Investments held to maturity	12 Months Ended
Dec. 31, 2017
Financial assets pledged as collateral [Abstract]
Investments held to maturity

22.  Investments held to maturity

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities:
Brazilian government securities	26,738,940	2,442,844	(6,489)	29,175,295
Corporate debt securities	12,259,564	126,092	(421,874)	11,963,782
Brazilian sovereign bonds	7,614	-	(420)	7,194
Balance on December 31, 2017	39,006,118	2,568,936	(428,783)	41,146,271

Securities:
Brazilian government securities	30,241,947	2,918,273	(306,566)	32,853,654
Corporate debt securities	12,739,187	28,750	(1,388,614)	11,379,323
Brazilian sovereign bonds	20,894	878	-	21,772
Balance on December 31, 2016	43,002,028	2,947,901	(1,695,180)	44,254,749

Maturity

	R$ thousand
	On December 31, 2017		On December 31, 2016
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	29,412	28,998	-	-
From 1 to 5 years	10,284,940	11,070,179	12,932,440	13,133,746
From 5 to 10 years	1,933,866	1,840,428	3,068,980	2,905,497
Over 10 years	26,757,900	28,206,666	27,000,608	28,215,506
Total	39,006,118	41,146,271	43,002,028	44,254,749

Financial instruments pledged as collateral and classified as held to maturity, totaled R$ 431 thousand in 2016, as disclosed in Note 23 - "Assets Pledged as Collateral".

In 2017, the Organization maintained a total of R$ 2,005 thousand (R$1,825 thousand in 2016) as investments held to maturity   pledged as a guarantee for liabilities.

We applied our Impairment policy, described in Note 2(f)(viii)(b), and in 2017 there was objective evidence of loss in our investments held to maturity in the amount of R$ 54,520 thousand.